RELATED PARTY TRANSACTIONS - TRANSACTIONS WITH SINOPEC GROUP COMPANY AND FELLOW SUBSIDIARIES, ASSOCIATES AND JOINT VENTURES - AMOUNTS DUE FROM/TO RELATED PARTIES - NARRATIVE (Details) - CNY (¥)
¥ in Millions
	12 Months Ended
	Dec. 31, 2000	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Trade accounts receivable		¥ 69,106	¥ 50,972
Prepaid expenses and other current assets		41,455	49,767
Long-term prepayments and other assets		81,982	70,145
Other long-term liabilities		17,620	17,426
Long-term loans excluding current portion from Sinopec Group Company and fellow subsidiaries		43,320	44,772
Sinopec Group Company and fellow subsidiaries, associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Trade accounts receivable		12,903	10,978
Other receivable		5,444	12,860
Prepaid expenses and other current assets		189	570
Long-term prepayments and other assets		20,726	20,385
Total		39,262	44,793
Trade accounts payable		22,849	19,419
Accrued expenses and other payables		20,990	21,590
Other long-term liabilities		10,165	9,998
Total		122,635	114,359
Maturity period of interest-free loan	P20Y
Interest-free loan		35,560
Sinopec Group Company [member]
Disclosure of transactions between related parties [line items]
Trade accounts receivable		7,941	6,398
Short-term loans and current portion of long-term loans from Sinopec Group Company and fellow subsidiaries		25,311	18,580
Long-term loans excluding current portion from Sinopec Group Company and fellow subsidiaries		¥ 43,320	¥ 44,772